Convertible Notes Payable - Reconciliation of Principal Amounts of Acacia Note and the Bridge Loan to Convertible Notes Payable (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt issuance costs, net	$ (105)
Debt discounts associated with stock warrants, net	(6,793)
Accrued interest	286
Convertible note payable	13,388
First Loans [Member]
Debt Instrument [Line Items]
Borrowings	10,000
Second Loans [Member]
Debt Instrument [Line Items]
Borrowings	$ 10,000